Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	RedBall Acquisition Corp.
Entity Central Index Key	0001815184
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 2